Form N-1A Cover	Aug. 03, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Brown Capital Management Mutual Funds
Entity Central Index Key	0000869351
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 03, 2026
Prospectus Date	Jul. 29, 2026